Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents.
Cash on hand	¥ 12	¥ 12
Cash at central bank	214,768	575,044
Cash at banks	1,692,996	824,314
Cash and cash equivalents, end of the year	¥ 1,907,776	¥ 1,399,370	¥ 3,055,194	¥ 1,077,875